Loans (Activity For The Accretable Yield And Carrying Amount Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Virginia Savings Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at the beginning of the period	$ 698
Accretion	(288)
Net reclassifications to accretable from non-accretable	385
Disposals	(248)
Balance at the end of the period	547
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities, Carrying Amount Net [Roll Forward]
Balance at the beginning of the period	3,182
Accretion	288
Payments received, net	(1,506)
Disposals	0
Balance at the end of the period	1,964
Community Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at the beginning of the period	10,389
Accretion	(2,725)
Net reclassifications to accretable from non-accretable	4,121
Disposals	(1,420)
Balance at the end of the period	10,365
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities, Carrying Amount Net [Roll Forward]
Balance at the beginning of the period	26,330
Accretion	2,725
Payments received, net	(13,690)
Balance at the end of the period	15,365
Virginia Savings Bank and Community Bank [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Balance at the beginning of the period	11,087
Accretion	(3,013)
Net reclassifications to accretable from non-accretable	4,506
Disposals	(1,668)
Balance at the end of the period	10,912
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities, Carrying Amount Net [Roll Forward]
Balance at the beginning of the period	29,512
Accretion	3,013
Payments received, net	(15,196)
Disposals	0
Balance at the end of the period	$ 17,329